Summary of Significant Accounting Policies, Master Settlement Agreement (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) State Counterparty	Dec. 31, 2019 USD ($)
Master Settlement Agreement [Abstract]
Number of states that are parties to the Master Settlement Agreement and the Smokeless Tobacco Master Settlement Agreement | State	46
Number of MSA cigarette manufacturers and/or distributors | Counterparty	49
Term for restricted withdrawal of principal from MSA escrow account	25 years
Cost	$ 32,100
Estimated fair value	32,100
Deposit made in MSA escrow account	0
Master Settlement Agreement Escrow Account by Sales Year [Abstract]
1999	211	$ 211
2000	1,017	1,017
2001	1,673	1,673
2002	2,271	2,271
2003	4,249	4,249
2004	3,714	3,714
2005	4,553	4,553
2006	3,847	3,847
2007	4,167	4,167
2008	3,364	3,364
2009	1,619	1,619
2010	406	406
2011	193	193
2012	199	199
2013	173	173
2014	143	143
2015	101	101
2016	91	91
2017	83	83
Total	$ 32,074	$ 32,074